Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (loss) income	$ (735,989)	$ 537,206	$ 527,244
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, accretion and amortization expense	116,148	116,696	65,984
Provision for loan losses	120,000	195,000	137,500
Gains on securities transactions, net	(102,468)	(152,625)	(24,185)
Loss on extinguishment of debt	1,900,591
Share-based compensation, including committed ESOP shares	19,613	27,183	29,787
Deferred tax benefit	(172,002)	(55,803)	(46,700)
Decrease (increase) in accrued interest receivable	116,458	58,545	(5,046)
(Increase) decrease in other assets	(268,781)	34,507	(164,846)
(Decrease) increase in accrued expenses and other liabilities	(56,785)	(5,627)	2,878
Net Cash Provided by Operating Activities	936,785	755,082	522,616
Cash Flows from Investing Activities:
Originations of loans	(4,926,325)	(5,826,008)	(6,063,870)
Purchases of loans	(344,766)	(764,335)	(3,161,401)
Payments received on loans	6,708,554	7,261,911	6,768,470
Principal collection of mortgage-backed securities held to maturity	1,808,661	4,198,619	2,609,338
Purchases of mortgage-backed securities held to maturity		(172,434)	(3,017,730)
Principal collection of mortgage-backed securities available for sale	2,791,747	4,167,652	2,123,330
Proceeds from sales of mortgage-backed securities available for sale	9,064,378	4,070,045	785,594
Purchases of mortgage-backed securities available for sale	(3,591,346)	(14,776,371)	(4,088,367)
Proceeds from maturities and calls of investment securities held to maturity	3,400,000	6,049,235	400,000
Purchases of investment securities held to maturity		(5,902,176)	(4,440,329)
Proceeds from maturities and calls of investment securities available for sale		1,025,000	3,622,225
Proceeds from sales of investment securities available for sale	82,475		316
Purchases of investment securities available for sale			(1,331,300)
Purchases of Federal Home Loan Bank of New York stock	(16,624)	(8,422)	(78,273)
Redemption of Federal Home Loan Bank of New York stock	378,000	11,250	69,075
Purchases of premises and equipment, net	(9,608)	(8,031)	(6,316)
Net proceeds from sale of foreclosed real estate	56,376	26,277	15,557
Net Cash Provided by (Used in) Investing Activities	15,401,522	(647,788)	(5,793,681)
Cash Flows from Financing Activities:
Net increase in deposits	334,634	595,078	6,114,006
Proceeds from borrowed funds	6,500,000		750,000
Principal payments on borrowed funds	(22,900,591)	(300,000)	(1,000,000)
Dividends paid	(192,698)	(295,757)	(288,408)
Purchases of treasury stock	(163)	(464)	(43,477)
Exercise of stock options	3,165	1,235	13,500
Tax benefit from stock plans	2,029	810	24,834
Net Cash (Used in) Provided by Financing Activities	(16,253,624)	902	5,570,455
Net Increase in Cash and Cash Equivalents	84,683	108,196	299,390
Cash and Cash Equivalents at Beginning of Year	669,397	561,201	261,811
Cash and Cash Equivalents at End of Year	754,080	669,397	561,201
Supplemental Disclosures of cash flow information:
Interest paid	1,272,778	1,586,485	1,696,279
Loans transferred to foreclosed real estate	75,422	73,132	26,581
Income taxes paid	20,762	448,983	350,712
Settlement of Lehman Brothers, Inc. claim
Reduction of mortgage-backed securities	114,005
Reduction of borrowed funds	$ 100,000